Segment information	12 Months Ended
Mar. 31, 2026
Text block 1 [Abstract]
Segment information
5. Segment information
(1) Outline of reporting segments
The operating segments reported below are the segments of Toyota for which separate financial information is available and for which operating income/loss amounts are evaluated regularly by executive management in deciding how to allocate resources and in assessing performance.
The major portions of Toyota’s operations on a worldwide basis are derived from the Automotive and Financial services business segments. The Automotive segment designs, manufactures and distributes sedans, minivans, compact cars, SUVs, trucks and related parts and accessories. The Financial services segment consists primarily of financing and vehicle leasing operations to assist in the merchandising of Toyota’s products as well as other products. The All other segment includes telecommunications and other businesses.
(2) Segment information
As of and for the year ended March 31, 2024

	Yen in millions
	Automotive	Financial services	All other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Sales revenues
Revenues from external customers	41,080,731	3,447,195	567,399	—	45,095,325
Inter-segment revenues and transfers	185,473	37,003	800,766	(1,023,242)	—
Total	41,266,204	3,484,198	1,368,164	(1,023,242)	45,095,325
Operating expenses	36,644,729	2,914,175	1,192,923	(1,009,437)	39,742,390

Operating income	4,621,475	570,023	175,241	(13,805)	5,352,934

Total assets	29,351,344	43,834,183	3,011,363	13,917,406	90,114,296
Investments accounted for using the equity method	5,114,364	110,308	282,888	202,546	5,710,106
Depreciation and amortization	1,268,479	784,013	34,574	—	2,087,066
Capital expenditures	2,011,361	2,763,931	103,242	(30,492)	4,848,042

As of and for the year ended March 31, 2025

	Yen in millions
	Automotive	Financial services	All other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Sales revenues
Revenues from external customers	42,996,299	4,437,827	602,578	—	48,036,704
Inter-segment revenues and transfers	203,566	43,353	844,536	(1,091,455)	—

Total	43,199,865	4,481,180	1,447,114	(1,091,455)	48,036,704
Operating expenses	39,259,587	3,797,661	1,265,920	(1,082,050)	43,241,118

Operating income	3,940,278	683,519	181,194	(9,405)	4,795,586

Total assets	30,117,987	46,770,786	2,884,421	13,828,157	93,601,350
Investments accounted for using the equity method	5,201,784	112,640	309,121	174,505	5,798,051
Depreciation and amortization	1,378,107	838,167	34,958	—	2,251,233
Capital expenditures	2,193,872	3,687,890	100,941	8,565	5,991,268
As of and for the year ended March 31, 2026

	Yen in millions
	Automotive	Financial services	All other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Sales revenues
Revenues from external customers	45,201,924	4,819,003	664,026	—	50,684,952
Inter-segment revenues and transfers	215,779	38,112	987,387	(1,241,278)	—

Total	45,417,703	4,857,115	1,651,412	(1,241,278)	50,684,952
Operating expenses	42,640,654	4,005,394	1,519,333	(1,246,644)	46,918,736

Operating income	2,777,049	851,722	132,079	5,366	3,766,216

Total assets	33,182,372	53,741,709	4,066,133	14,532,118	105,522,331
Investments accounted for using the equity method	4,763,577	124,393	304,242	150,336	5,342,548
Depreciation and amortization	1,417,242	920,432	54,846	—	2,392,519
Capital expenditures	2,453,641	3,511,937	64,749	29,452	6,059,779
Accounting policies applied by each segment are in conformity with those of Toyota’s consolidated financial statements. Transfers between industry segments are made at individually negotiated prices.
Unallocated amounts included in assets represent assets held for corporate purposes, which mainly consist of cash and cash equivalents and financial assets measured at fair value through other comprehensive income, and balances as of March 31, 2024, 2025 and 2026 are
¥15,790,074 million, ¥15,643,613 million and ¥16,571,156 million, respectively.

(3) Geographic information
Revenues from external customers and
non-current
assets attributable to each country, including the entity’s country of domicile and foreign countries, for the years ended March 31, 2024, 2025 and 2026 are as follows:
Revenues from external customers

	Yen in millions
	For the years ended March 31,
	2024	2025	2026
Japan	10,193,556	10,719,120	10,985,614
United States	15,784,361	16,981,710	18,493,969
Other	19,117,407	20,335,874	21,205,369

Total	45,095,325	48,036,704	50,684,952

Non-current
assets

	Yen in millions
	March 31,
	2024	2025	2026
Japan	5,827,404	6,246,879	6,525,712
United States	6,679,478	7,242,318	8,388,696
Other	3,979,378	4,214,833	4,874,091

Total	16,486,260	17,704,029	19,788,499